Other current assets (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Other current assets
Security deposits	$ 1,041,476	$ 28,000
Advances to third parties	1,403,292	989,986
Prepaid expenses	24,787	9,900
Prepaid value-added tax	30,675	29,723
Sub-total	2,500,230	1,057,609
Less: allowance for credit losses	(775,616)	(685,345)
Other current assets, net	$ 1,724,614	$ 372,264